LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES

Supplemental cash flow information related to operating leases was as follows:

	Year Ended December 31,
	2024	2023	2022
Cash payments for operating leases	$546	$537	$550
Lease operating expenses	$355	$562	$588
New operating lease assets obtained in exchange for operating lease liabilities	$1,734	$154	$—

SCHEDULE OF FUTURE LEASE PAYMENTS UNDER OPERATING LEASES
Operating Leases
2025	399
2026	363
2027	349
2028	349
2029	349
2030	87
Total future lease payments	1,896
Less imputed interest	335
Total lease liability balance	1,561